BANK LOANS (Details Narrative) - ESG [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Short-Term Debt [Line Items]
Short term debt	$ 7,248,583	$ 7,306,616	$ 8,810,711
Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short term debt	$ 1,159,773	1,102,885	1,573,341
Expiry date	Apr. 10, 2024
Funan Yinghuai Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short term debt	$ 869,830	827,164	944,005
Expiry date	Jun. 28, 2024
Agricultural Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short term debt	$ 869,830	827,164	944,005
Expiry date	Mar. 15, 2024
Anhui Funan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short term debt	$ 2,029,603	1,930,049	1,573,341
Expiry date	Nov. 29, 2023
Anhui Funan Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Short term debt	$ 1,449,717	827,164	2,202,678
Expiry date	Mar. 28, 2024
Anhui Funan Rural Commercial Bank Two [Member]
Short-Term Debt [Line Items]
Short term debt	$ 869,830	$ 1,378,607	$ 1,573,341
Expiry date	Jan. 25, 2024